Total
FS Multi-Strategy Alternatives Fund

The Advisors’ Inner Circle Fund III

FS Multi-Strategy Alternatives Fund

FS Chiron Real Asset Fund

FS Managed Futures Fund

(each, a “Fund” and together, the “Funds”)

Supplement Dated September 28, 2022

to the Funds’ Prospectus,

dated April 12, 2022, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

I. On or around November 21, 2022 (the “Effective Date”), the minimum initial investment amount for Class I Shares of each Fund will be reduced from $1,000,000 to $100,000. Accordingly, as of the Effective Date, the Funds’ Prospectus is hereby amended and supplemented as follows:

All references to “$1,000,000” as the minimum initial investment amount for Class I Shares of each Fund are deleted and replaced with “$100,000.”

II. On or around the Effective Date, the minimum subsequent investment amount for Class A Shares of each Fund will be eliminated. Accordingly, as of the Effective Date, the Funds’ Prospectus is hereby amended and supplemented as follows:

All references to “$100” as the minimum subsequent investment amount for Class A Shares of each Fund are deleted.

III. On or around the Effective Date, the minimum account balance for Class I Shares and Class A Shares of each Fund below which a shareholder’s investment in a Fund may be redeemed at the option of the Fund will increase from $500 to $1,000. Accordingly, as of the Effective Date, the Funds’ Prospectus is hereby amended and supplemented as follows:

In the “Purchasing, Selling and Exchanging Fund Shares” section, under the heading “Involuntary Redemptions of Your Shares,” the first sentence is deleted and replaced with the following:

If your account balance drops below $1,000 because of redemptions, you may be required to sell your shares.

IV. On or around the Effective Date, the front-end sales load schedule for Class A Shares of each Fund will be reduced, and the dealer manager fee of up to 0.75% payable to FS Investment Solutions, LLC in connection with certain sales of Fund shares will be eliminated. Further, on or around the Effective Date, the Funds will implement a contingent deferred sales charge of 1.00% on purchases of $1,000,000 or more of Class A Shares if such shares are redeemed within 18 months of purchase. Accordingly, as of the Effective Date, the Funds’ Prospectus is hereby amended and supplemented as follows:

A. In the “Fund Fees and Expenses” section for each Fund, the “Shareholder Fees” table is deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investments)
Shareholder Fees - FS Multi-Strategy Alternatives Fund	Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	1.00%	[1]
[1]	Class A Shares purchases of $1,000,000 or more may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months of purchase.

Expense Example - FS Multi-Strategy Alternatives Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class I	182	645	1,193	2,692
Class A	696	1,182	1,749	3,284

FS Chiron Real Asset Fund

The Advisors’ Inner Circle Fund III

FS Multi-Strategy Alternatives Fund

FS Chiron Real Asset Fund

FS Managed Futures Fund

(each, a “Fund” and together, the “Funds”)

Supplement Dated September 23, 2022

to the Funds’ Prospectus,

dated April 12, 2022, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

I. On or around November 21, 2022 (the “Effective Date”), the minimum initial investment amount for Class I Shares of each Fund will be reduced from $1,000,000 to $100,000. Accordingly, as of the Effective Date, the Funds’ Prospectus is hereby amended and supplemented as follows:

All references to “$1,000,000” as the minimum initial investment amount for Class I Shares of each Fund are deleted and replaced with “$100,000.”

II. On or around the Effective Date, the minimum subsequent investment amount for Class A Shares of each Fund will be eliminated. Accordingly, as of the Effective Date, the Funds’ Prospectus is hereby amended and supplemented as follows:

All references to “$100” as the minimum subsequent investment amount for Class A Shares of each Fund are deleted.

III. On or around the Effective Date, the minimum account balance for Class I Shares and Class A Shares of each Fund below which a shareholder’s investment in a Fund may be redeemed at the option of the Fund will increase from $500 to $1,000. Accordingly, as of the Effective Date, the Funds’ Prospectus is hereby amended and supplemented as follows:

In the “Purchasing, Selling and Exchanging Fund Shares” section, under the heading “Involuntary Redemptions of Your Shares,” the first sentence is deleted and replaced with the following:

If your account balance drops below $1,000 because of redemptions, you may be required to sell your shares.

IV. On or around the Effective Date, the front-end sales load schedule for Class A Shares of each Fund will be reduced, and the dealer manager fee of up to 0.75% payable to FS Investment Solutions, LLC in connection with certain sales of Fund shares will be eliminated. Further, on or around the Effective Date, the Funds will implement a contingent deferred sales charge of 1.00% on purchases of $1,000,000 or more of Class A Shares if such shares are redeemed within 18 months of purchase. Accordingly, as of the Effective Date, the Funds’ Prospectus is hereby amended and supplemented as follows:

A. In the “Fund Fees and Expenses” section for each Fund, the “Shareholder Fees” table is deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investments)
Shareholder Fees - FS Chiron Real Asset Fund	Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	1.00%	[1]
[1]	Class A Shares purchases of $1,000,000 or more may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months of purchase.

Expense Example - FS Chiron Real Asset Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class I	122	634	1,350	3,256
Class A	640	1,159	1,860	3,717

FS Managed Futures Fund

The Advisors’ Inner Circle Fund III

FS Multi-Strategy Alternatives Fund

FS Chiron Real Asset Fund

FS Managed Futures Fund

(each, a “Fund” and together, the “Funds”)

Supplement Dated September 23, 2022

to the Funds’ Prospectus,

dated April 12, 2022, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

I. On or around November 21, 2022 (the “Effective Date”), the minimum initial investment amount for Class I Shares of each Fund will be reduced from $1,000,000 to $100,000. Accordingly, as of the Effective Date, the Funds’ Prospectus is hereby amended and supplemented as follows:

All references to “$1,000,000” as the minimum initial investment amount for Class I Shares of each Fund are deleted and replaced with “$100,000.”

II. On or around the Effective Date, the minimum subsequent investment amount for Class A Shares of each Fund will be eliminated. Accordingly, as of the Effective Date, the Funds’ Prospectus is hereby amended and supplemented as follows:

All references to “$100” as the minimum subsequent investment amount for Class A Shares of each Fund are deleted.

III. On or around the Effective Date, the minimum account balance for Class I Shares and Class A Shares of each Fund below which a shareholder’s investment in a Fund may be redeemed at the option of the Fund will increase from $500 to $1,000. Accordingly, as of the Effective Date, the Funds’ Prospectus is hereby amended and supplemented as follows:

In the “Purchasing, Selling and Exchanging Fund Shares” section, under the heading “Involuntary Redemptions of Your Shares,” the first sentence is deleted and replaced with the following:

If your account balance drops below $1,000 because of redemptions, you may be required to sell your shares.

IV. On or around the Effective Date, the front-end sales load schedule for Class A Shares of each Fund will be reduced, and the dealer manager fee of up to 0.75% payable to FS Investment Solutions, LLC in connection with certain sales of Fund shares will be eliminated. Further, on or around the Effective Date, the Funds will implement a contingent deferred sales charge of 1.00% on purchases of $1,000,000 or more of Class A Shares if such shares are redeemed within 18 months of purchase. Accordingly, as of the Effective Date, the Funds’ Prospectus is hereby amended and supplemented as follows:

A. In the “Fund Fees and Expenses” section for each Fund, the “Shareholder Fees” table is deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investments)
Shareholder Fees - FS Managed Futures Fund	Class I	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	1.00%	[1]
[1]	Class A Shares purchases of $1,000,000 or more may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months of purchase.

Expense Example - FS Managed Futures Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class I	155	1,324	3,007	6,721
Class A	671	1,825	3,455	7,017